Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Current
Prepayments	$ 10,101	$ 11,306	$ 11,944
Investment in finance leases	8,267	990	858
Contract assets	18,958	3,816	7,926
Other assets	0	732	261
Total current	37,326	16,844	20,989
Non-current
Investment in finance leases	51,638	2,885	3,935
Right-of-use assets	35,313	68,019	20,200
Contract assets	48,288	79,896	66,905
Other assets	50,282	68,013	94,151
Total non-current	$ 185,521	$ 218,813	$ 185,191